Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Japanese Plans
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 626,924	¥ 593,274
Service cost	25,738	25,875	23,331
Interest cost	11,788	12,354	12,636
Amendments		(1,913)
Actuarial (gain) loss	6,049	14,845
Benefits paid	(18,979)	(17,511)
Benefit obligations at end of year	651,520	626,924	593,274
Change in plan assets:
Fair value of plan assets at beginning of year	448,736	460,090
Actual return on plan assets	41,593	(17,285)
Employer contributions	22,589	22,282
Benefits paid	(17,466)	(16,351)
Fair value of plan assets at end of year	495,452	448,736	460,090
Funded status at end of year	(156,068)	(178,188)
Foreign Plans
Change in benefit obligations:
Benefit obligations at beginning of year	262,130	261,130
Service cost	5,884	5,756	5,660
Interest cost	13,176	12,748	11,792
Plan participants' contributions	2,315	2,680
Actuarial (gain) loss	45,145	3,872
Benefits paid	(10,407)	(8,234)
Foreign currency exchange rate changes	46,366	(15,822)
Benefit obligations at end of year	364,609	262,130	261,130
Change in plan assets:
Fair value of plan assets at beginning of year	192,033	197,835
Actual return on plan assets	25,290	2,335
Employer contributions	7,832	8,228
Plan participants' contributions	2,315	2,680
Benefits paid	(9,825)	(8,201)
Foreign currency exchange rate changes	31,889	(10,844)
Fair value of plan assets at end of year	249,534	192,033	197,835
Funded status at end of year	¥ (115,075)	¥ (70,097)